Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024
Related Party Transactions [Line Items]
Amount paid off	$ 367,137		$ 3,736,275
Receipts	6,226		1,480,167
Loans Payable [Member]
Related Party Transactions [Line Items]
Amount paid to related parties	6,180		127,819
Mr. Tam [Member]
Related Party Transactions [Line Items]
Cash advancements paid	111,235		247,831
Amount paid off	364,419		3,737,388
Receipts	6,180		1,480,603
Amount due to related parties	706	$ 8,536	1,205,375
Mr. Tam [Member] | Loans Payable [Member]
Related Party Transactions [Line Items]
Amount paid to related parties	0		102
Related Party [Member]
Related Party Transactions [Line Items]
Cash advancements paid	6,180		$ 12
Amount due to related parties	$ 706			$ 363,066